Audit Information	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Auditor [Line Items]
Auditor Name	Ernst & Young Inc	PricewaterhouseCoopers Inc
Auditor Location	Johannesburg, Republic of South Africa	Johannesburg, Republic of South Africa
Auditor Firm ID	1698	1308